EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/International Core PLUS Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a name change for a sub-adviser (“Adviser”) of the EQ/International Core PLUS Portfolio.

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Wentworth Hauser & Violich, Inc. has changed its name to WHV Investment Management. Therefore, all references to Wentworth Hauser & Violich, Inc. are hereby replaced with WHV Investment Management.

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